Financial Instruments - Excessive Risk Concentration (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Carrying value	$ 257,557	$ 256,299	$ 232,897		$ 285,058
Carrying amount of trade payables that are part of a supplier finance arrangement
Disclosure of detailed information about hedges [line items]
Carrying value	17,185	10,590		$ 2,416
Of which suppliers have received payment
Disclosure of detailed information about hedges [line items]
Carrying value	$ 8,668	$ 22,001		$ 823